SEGMENT AND GEOGRAPHICAL INFORMATION (Operating Results of Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenue	$ 102,950	$ 100,327	$ 92,355
Depreciation and amortization	734	620	713
Income (loss) from continuing operations	(8,020)	(4,935)	(6,615)
Total assets from continuing operations	22,559	22,476	22,393
Corporate [Member]
Segment Reporting Information [Line Items]
Revenue
Depreciation and amortization	3	7	11
Income (loss) from continuing operations	(3,268)	(527)	(3,735)
Total assets from continuing operations	411	491	663
Airport Security and Other Aviation Services [Member]
Segment Reporting Information [Line Items]
Revenue	102,549	99,832	91,748
Depreciation and amortization	676	572	668
Income (loss) from continuing operations	(1,448)	(410)	1,395
Total assets from continuing operations	21,710	21,424	21,231
Technology [Member]
Segment Reporting Information [Line Items]
Revenue	401	495	607
Depreciation and amortization	55	41	34
Income (loss) from continuing operations	(3,304)	(3,998)	(4,275)
Total assets from continuing operations	$ 438	$ 561	$ 499